Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Product sales	€ 144,624	€ 114,797	€ 62,984
Other revenues	9,088	246,506	285,101
REVENUES	153,713	361,303	348,086
Cost of goods and services	(100,875)	(324,441)	(187,920)
Research and development expenses	(59,894)	(104,922)	(173,283)
Marketing and distribution expenses	(48,752)	(23,509)	(23,643)
General and administrative expenses	(47,799)	(34,073)	(47,606)
Other income and expenses, net	21,520	12,199	22,976
OPERATING PROFIT/(LOSS)	(82,087)	(113,443)	(61,390)
Finance income	1,210	260	249
Finance expenses	(23,325)	(19,054)	(16,964)
Foreign exchange gain/(loss), net	5,574	(12,587)	8,130
Result from investments in associates	0	9	(5)
PROFIT/(LOSS) BEFORE INCOME TAX	(98,629)	(144,815)	(69,979)
Income tax benefit/(expense)	(2,800)	1,536	(3,446)
PROFIT/(LOSS) FOR THE PERIOD	€ (101,429)	€ (143,279)	€ (73,425)
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.73)	€ (1.24)	€ (0.75)
Diluted earnings (losses) per share for profit (loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.73)	€ (1.24)	€ (0.75)